Accounts Receivable, Net (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 501,059	$ 63,830	$ 99,775